EXPLORATION EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 8,018	$ 13,961	$ 11,781
Exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Minosa	(1,345)	(1,107)	(289)
Borborema	(440)
Almas	(1,931)	(1,134)
Apoena	(413)	(368)	(238)
Aranzazu	(3,594)	(4,673)	(6,916)
Serra Grande	(134)
All other segments	(161)	(6,679)	(4,338)
Total	$ (8,018)	$ (13,961)	$ (11,781)